16. CONCENTRATIONS OF RISK (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Inventory Purchased
Inventek	$ 201	$ 7,299
Delta	1,671	4,678
TTI	273	2,525
Accounts Payable
Inventek	0	502
Delta	1,498	1,191
TTI	$ 0	$ 1,634